PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	3 Months Ended
Jun. 30, 2021
Prepaid Expenses And Other Receivables
Schedule of prepaid expenses and other receivables

(In thousands)	As of June 30, 2021	As of March 31, 2021

Prepaid insurance	$1,032	$1,445
Research & development tax credits	849	649
Other prepaid expenses	80	48
Other receivables	34	34
Total prepaid expenses and other receivables	$1,995	$2,176